Overview - Additional Information (Detail)			9 Months Ended
	Aug. 04, 2020 USD ($) $ / shares shares	Jul. 24, 2020 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares
Overview [Line Items]
Entity incorporation date			Feb. 28, 2013
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Net proceeds after deducting underwriting discounts and commissions | $			$ 171,128,000
Initial Public Offering
Overview [Line Items]
Reverse stock split		One-for-three
Reverse stock split, conversion ratio		0.3333
Preferred stock authorized shares		109,030,573
Common stock, par value | $ / shares		$ 0.0001
Proceeds from issuance of stock | $	$ 0
Series 1 Common Stock
Overview [Line Items]
Common stock authorized shares			500,000,000
Stock sold at underwriters option			62,757,000
Net proceeds after deducting underwriting discounts and commissions | $	$ 171,100,000
Series 1 Common Stock | Initial Public Offering
Overview [Line Items]
Common stock authorized shares		205,000,000
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other offering costs, shares	7,877,500
Stock sold at underwriters option	1,027,500
Stock issued price per share | $ / shares	$ 24.00			$ 24
Series 1 Common Stock | Underwriters Option to Purchase Additional Shares
Overview [Line Items]
Stock sold at underwriters option	325,435
Stock issued price per share | $ / shares	$ 24.00
Additional shares sold by existing shareholders	2,495,000
Series 2 Common Stock
Overview [Line Items]
Common stock authorized shares			5,051,000
Stock sold at underwriters option			5,051,000
Series 2 Common Stock | Initial Public Offering
Overview [Line Items]
Common stock authorized shares		45,000,000
Convertible Term Loan
Overview [Line Items]
Debt principal amount | $				$ 35,000,000